Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 2,000,466		$ 350,455
Mutual fund assets held in trust account	$ 51,564,084	$ 203,262,660	$ 203,282,989
Redeemable common stock, shares (in Shares)	5,032,874		20,125,000
Offering costs	$ 11,830,356	11,830,356
Underwriting fee	4,025,000	4,025,000
Deferred underwriting fees	7,043,750	7,043,750
Other offering costs	$ 761,606	761,606
Warrants exercisable to purchase shares of common stock (in Shares)	20,497,500		19,062,500
Federal depository insurance coverage amount	$ 250,000		$ 250,000
Cash equivalents		3,092,771	$ 350,455
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	1,144,422	1,144,422
Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	24,973	24,973
Redeemable Common stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 10,660,961	$ 10,660,961